Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 5,897	$ 6,212	$ 7,406	$ 12,109	$ 15,203
Measured at FVOCI	[1]	181	188	303	369	621
Interest income calculated using effective interest method		6,078	6,400	7,709	12,478	15,824
Other	[2]	109	112	129	221	250
Interest income	[3]	6,187	6,512	7,838	12,699	16,074
Measured at amortized cost	[1]	1,962	2,126	3,390	4,088	7,167
Interest expense calculated using effective interest method		1,962	2,126	3,390	4,088	7,167
Other	[4]	49	35	31	84	98
Interest expenses		$ 2,011	$ 2,161	$ 3,421	$ 4,172	$ 7,265

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,078 for the three months ended April 30, 2021 (January 31, 2021 – $6,400; April 30, 2020 – $7,709) and for the six months ended April 30, 2021 – $12,478 (April 30, 2020 – $15,824).
[4]	Includes interest on lease liabilities for the three months ended April 30, 2021 – $27 (January 31, 2021 – $27; April 30, 2020 – $30) and for the six months ended April 30, 2021 – $54 (April 30, 2020 – $60).